UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22167

Allianz Funds Multi-Strategy Trust—

Allianz RCM Global Water Fund

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, NY 10105

(Address of principal executive offices)

Lawrence G. Altadonna

1345 Avenue of the Americas

New York, NY 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-739-3371

Date of fiscal year end: November 30, 2008

Date of reporting period: May 31, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORT TO SHAREHOLDERS

Allianz Funds Multi-Strategy Trust —

Allianz RCM Global Water Fund

Semi-Annual Report

May 31, 2008

Contents

Letter to Shareholders	1

Important Information About the Fund	2–3

Fund Summary	4–5

Schedule of Investments	6–7

Statement of Assets and Liabilities	8

Statement of Operations	9

Statement of Changes in Net Assets	10

Financial Highlights	11–12

Notes to Financial Statements	13–19

Matters Relating to the Trustees Consideration of the Investment Management & Portfolio Management Agreements	20–22

This material is authorized for use only when preceded or accompanied by the Fund’s current prospectus. Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. This and other information is contained in the Fund’s prospectus. Please read the prospectus carefully before you invest or send money.

Allianz RCM Global Water Fund  Letter to Shareholders

July 15, 2008

Dear Shareholder:

We are pleased to provide you with the initial semi-annual report for the Allianz RCM Global Water Fund (the “Fund”) for the period March 31, 2008 (commencement of operations) through May 31, 2008.

Global equity markets declined during the period as economic slowing and tightening credit conditions dampened investor sentiment.

Please refer to the following pages for specific information on the Fund. If you have any questions regarding the information provided, we encourage you to contact your financial advisor or call the Fund’s shareholder servicing agent at (800) 835-3401. In addition, a wide range of information and resources are available on our Web site at www.allianzinvestors.com.

Together with Allianz Global Investors Fund Management LLC, the Fund’s investment manager, and RCM Capital Management LLC and Allianz Global Investors Advisory GmbH, the Fund’s sub-advisers, we thank you for investing with us.

We remain dedicated to serving your investment needs.

Sincerely,

Hans W. Kertess	E. Blake Moore, Jr.
Chairman of the Board of Trustees	President & Chief Executive Officer

5.31.08	Allianz RCM Global Water Fund Semi-Annual Report	1

Important Information About the Fund

Class A shares are subject to an initial sales charge. Class C shares are subject to a 1% CDSC for shares redeemed in the first year.

Investment products may be subject to various risks as described in the prospectus. Some of those risks may include, but are not limited to, the following: derivatives risk, smaller company risk, non-U.S. investment risk and focused investment risks. Use of derivative instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a Fund could not close out a position when it would be most advantageous to do so. To the extent the Fund invests in derivatives, it could lose more than the principal amount invested in those instruments. Investing in foreign securities may entail risk due to foreign economic and political developments; this risk may be enhanced when investing in emerging markets. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and additional volatility compared to a diversified equity portfolio. Please refer to a prospectus for complete details.

Proxy Voting

The Fund’s Investment Manager and each Sub-Adviser have adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by Allianz Funds Multi-Strategy Trust (the “Trust”) as the policies and procedures that the Sub-Advisers will use when voting proxies on behalf of the Fund. Copies of the written Proxy Policy and the factors that the Sub-Advisers may consider in determining how to vote proxies for the Fund, and information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-888-877-4626, on the Allianz Global Investors Distributors Web site at www.allianzinvestors.com, and on the Securities and Exchange Commission’s (“SEC”) Web site at http://www.sec.gov.

Form N-Q

The Fund files complete schedules of portfolio holdings with the SEC on form N-Q for the first and third quarters of each fiscal year, which are available on the SEC’s Web site at http://www.sec.gov. A copy of the Fund’s Form N-Q, when available, will be available without charge, upon request, by calling the Fund at 1-888-877-4626. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

2	Allianz RCM Global Water Fund Semi-Annual Report	5.31.08

Important Information About the Fund  (continued)

The following disclosure provides important information regarding the Fund’s Shareholder Expense Example, which appears on the Fund Summary pages in this Semi-Annual Report. Please refer to this information when reviewing the Shareholder Expense Example for the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption and exchange fees; and (2) ongoing costs, including investment management fees; distribution and/or service (12b-1) fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000.00 invested at the beginning of the period and held for the entire period (from 3/31/08* to 5/31/08 for Actual Performance and from 12/1/07 to 5/31/08 for Hypothetical Performance).

*	Commencement of operations.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Accounts with a balance of $2,500 or less may be charged an additional fee at an annual rate of $16.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5.31.08	Allianz RCM Global Water Fund Semi-Annual Report	3

Allianz RCM Global Water Fund  Fund Summary

May 31, 2008 (unaudited)

Fund Insights

•

The Fund underperformed its benchmark, the S&P Global Water Index (the “Index”) during the reporting period March 31, 2008 (commencement of operations) through May 31, 2008, returning 5.40% for Class A, compared to 9.60% for the Index. The Fund’s cash position caused a drag on performance as the initial subscription balance was invested into the market.

•

During the short period since the Fund has begun, stock selection has contributed positively to performance. Tetra Tech was the best individual stock contributor during the reporting period; this company provides environmental engineering and consulting services which address areas including water contamination and resource management. The Fund’s position in Ciba Holding AG also contributed positively.

•	The Fund’s underweight position to Nalco Holding Company, the water treatment business, detracted from the return as the stock rose dramatically during the period.

Total Returns(1)

Since Inception (3/31/08 to 5/31/08)
Without Sales Charge	Class A Class C Class D Class P	5.40 5.30 5.40 5.40	% % % %
With Sales Charge	Class A Class C Class D Class P	-0.40 4.25 5.40 5.40	% % % %

(1) Past performance is no guarantee of future results.  Total return is calculated by subtracting the value of an investment in the Fund at the beginning of the specified period from the value at the end of the period and dividing the remainder by the value of the investment at the beginning of the period and expressing the result as a percentage. The calculation assumes that all of the Fund’s income dividends and capital gain distributions, if any, have been reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total return without sales charge does not reflect broker commissions or sales charges. Total return with sales charge reflects the Fund’s maximum initial sales charge of 5.50% on Class A Shares and the 1% contingent deferred sales charge (“CDSC”) on Class C Shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Total return for a period of less than one year is not annualized.

4	Allianz RCM Global Water Fund Semi-Annual Report	5.31.08

Allianz RCM Global Water Fund  Fund Summary

May 31, 2008 (unaudited) (continued)

Country Allocation (as a % of net assets)

Shareholder Expense Example	Actual Performance				Hypothetical Performance (5% return before expenses)

	Class A	Class C	Class D	Class P	Class A	Class C	Class D	Class P
Beginning Account Value*	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (5/31/08)	$1,054.00	$1,053.00	$1,054.00	$1,054.00	$1,017.05	$1,013.29	$1,017.05	$1,018.30
Expenses Paid During Period	$2.75	$4.03	$2.75	$2.31	$8.09	$11.86	$8.09	$6.83
*	The Fund commenced operations on March 31, 2008. The Actual Performance is based on the period since inception; the Hypothetical Performance is based on the half-year period beginning December 1, 2007.

For each class of the Fund, expenses are equal to the expense ratio for the class (1.60% for Class A, 2.35% for Class C, 1.60% for Class D and 1.35% for Class P), multiplied by the average account value over the period, multiplied by 61/365 for the actual expense example and 183/365 for the hypothetical expense example.

An investment in the Fund involves risk, including the loss of principal. Total return, yield and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. Net asset value is equal to total assets less total liabilities divided by the number of shares outstanding. Holdings are subject to change daily.

There is no guarantee the Fund will achieve its investment objective. While the Fund may invest in companies of any size, it may often invest a substantial portion of its assets in securities of smaller companies, including newly formed and early stage companies. Investors should note that the Fund is designed to provide exposure to a relatively narrow group of sectors and should be considered as only one element of a complete investment program.

The Fund is non-diversified and may focus its investments in a small group of companies or industries. The companies in which the Fund invests may have limited operating histories and/or small market capitalizations. The Fund’s substantial exposure to non-U.S. securities, including emerging markets securities, also involves special risks, including political and economic risk and the risk of currency fluctuations; these risks may be enhanced in emerging markets.

5.31.08	Allianz RCM Global Water Fund Semi-Annual Report	5

Allianz RCM Global Water Fund Schedule of Investments May 31, 2008 (unaudited)

SHARES		VALUE

	COMMON STOCK—93.0%

	Brazil—3.9%
47,743	Companhia de Saneamento Basico do Estado de Sao Paulo ADR	$2,690,318

	Finland—1.1%
52,741	Kemira Oyj	749,928

	France—19.6%
104,184	Suez S.A.	7,757,591
82,801	Veolia Environnement	5,895,576

		13,653,167

	Hong Kong—1.7%
2,499,810	Guangdong Investment Ltd.	1,164,602

	Italy—3.7%
61,108	ACEA SpA	1,275,726
310,659	Hera SpA	1,317,781

		2,593,507

	Japan—3.1%
59,000	Kurita Water Industries Ltd.	2,176,796

	Netherlands—0.9%
49,477	Wavin NV	597,969

	Philippines—0.8%
1,426,815	Manila Water Co., Inc.	571,008

	Singapore—1.8%
485,000	Epure International Ltd.	201,461
417,961	Hyflux Ltd.	1,031,398

		1,232,859

	Switzerland—10.3%
56,000	Ciba Holding AG	1,848,482
27,730	Geberit AG	4,704,276
4,288	Sulzer AG	577,160

		7,129,918

	United Kingdom—10.3%
96,519	Pennon Group PLC	1,241,266
66,037	Severn Trent PLC	1,907,201
270,559	United Utilities PLC	4,015,668

		7,164,135

6	Allianz RCM Global Water Fund Semi-Annual Report	5.31.08

Allianz RCM Global Water Fund  Schedule of Investments

May 31, 2008 (unaudited) (continued)

SHARES		VALUE

	United States—35.8%
15,363	American States Water Co.	$518,501
25,985	American Water Works Co., Inc. (a)	558,678
81,037	Aqua America, Inc.	1,384,112
8,625	California Water Service Group	314,295
50,573	Danaher Corp.	3,953,797
69,141	IDEX Corp.	2,685,437
23,604	Itron, Inc. (a)	2,303,278
58,280	ITT Corp.	3,846,480
85,084	Nalco Holding Co.	2,069,243
53,779	Pentair, Inc.	2,012,948
15,153	Roper Industries, Inc.	985,551
25,162	Tetra Tech, Inc. (a)	665,283
10,568	Thermo Fisher Scientific, Inc. (a)	623,723
17,826	Valmont Industries, Inc.	2,047,138
31,682	Watts Water Technologies, Inc., Class A	898,502

		24,866,966

	Total Common Stock (cost—$61,711,546)	64,591,173

PRINCIPAL AMOUNT (000S)
	Repurchase Agreement—10.7%
$7,410	State Street Bank & Trust Co., dated 5/30/08, 1.65%, due 6/2/08, proceeds $7,411,019; collateralized by Federal Home Loan Bank, 4.50%, due 4/6/09, valued at $7,561,388 including accrued interest (cost—$7,410,000)	7,410,000

	Total Investments (cost—$69,121,546) (b)—103.7%	72,001,173

	Liabilities in excess of other assets—(3.7)%	(2,553,571)

	Net Assets—100.0%	$69,447,602

Notes to Schedule of Investments:

(a)	Non-income producing.
(b)	Securities with an aggregate value of $37,033,889, representing 53.3% of net assets, were valued utilizing modeling tools provided by a third-party vendor as described in Note 1(a) in the Notes to Financial Statements.

Glossary:

ADR—American Depositary Receipt

See accompanying Notes to Financial Statements	5.31.08	Allianz RCM Global Water Fund Semi-Annual Report	7

Allianz RCM Global Water Fund  Statement of Assets and Liabilities

May 31, 2008 (unaudited)

Assets:
Investments, at value (cost—$61,711,546)	$64,591,173
Repurchase agreement (cost—$7,410,000)	7,410,000
Cash (including foreign currency of $145,230 with a cost of $146,605)	145,613
Receivable for Fund shares sold	1,018,114
Receivable for investments sold	832,093
Receivable from Investment Manager	270,000
Tax reclaims receivable	29,511
Dividends and interest receivable	26,369
Total Assets	74,322,873

Liabilities:
Payable for investments purchased	4,452,888
Payable for organizational expenses	270,000
Investment management fee payable	33,531
Payable for Fund shares redeemed	20,604
Distribution fee payable	14,708
Servicing fee payable	11,148
Accrued expenses	72,392
Total Liabilities	4,875,271
Net Assets	$69,447,602

Net Assets Consist of:
Shares of Beneficial Interest:
Par value ($0.00001 per share)	$66
Paid-in-capital in excess of par	66,133,705
Undistributed net investment income	377,453
Net realized gain on investments and foreign currency transactions	40,998
Net unrealized appreciation of investments and foreign currency transactions	2,895,380
Net Assets	$69,447,602

Net Assets:
Class A	$32,393,890
Class C	$26,218,954
Class D	$10,540
Class P	$10,824,218
Shares Issued and Outstanding:
Class A	3,073,445
Class C	2,490,525
Class D	1,000
Class P	1,026,525
Net Asset Value and Redemption Price Per Share:
Class A	$10.54
Class C	$10.53
Class D	$10.54
Class P	$10.54

8	Allianz RCM Global Water Fund Semi-Annual Report	5.31.08	See accompanying Notes to Financial Statements

Allianz RCM Global Water Fund Statement of Operations For the period March 31, 2008* through May 31, 2008 (unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $81,101)	$518,843
Interest	29,778
Total Investment Income	548,621

Expenses:
Investment management fees	88,437
Distribution fees - Class C	25,436
Servicing fees - Class A	11,576
Servicing fees - Class C	8,479
Servicing fees - Class D	4
Organizational expenses	270,000
Audit and tax services	22,003
Custodian and accounting agent fees	18,878
Shareholder communications	15,006
Legal fees	5,002
Registration fees	5,002
Transfer agent fees	3,714
Trustees’ fees	1,891
Miscellaneous	1,525
Total expenses	476,953
Less: reimbursement of organizational expenses by Investment Manager	(270,000)
investment management fees waived	(35,781)
custody credits earned on cash balances	(4)
Net expenses	171,168

Net Investment Income	377,453

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	134,566
Foreign currency transactions	(93,568)
Net unrealized appreciation of:
Investments	2,879,627
Foreign currency transactions	15,753
Net realized and unrealized gain on investments and foreign currency transactions	2,936,378

Net Increase in Net Assets Resulting from Investment Operations	$3,313,831
*	Commencement of operations

See accompanying Notes to Financial Statements	5.31.08	Allianz RCM Global Water Fund Semi-Annual Report	9

Allianz RCM Global Water Fund Statement of Changes in Net Assets For the period March 31, 2008* through May 31, 2008 (unaudited)

Investment Operations:
Net investment income	$377,453
Net realized gain on investments and foreign currency transactions	40,998
Net unrealized appreciation of investments and foreign currency transactions	2,895,380
Net increase in net assets resulting from investment operations	3,313,831
Fund Share Transactions (See Note 7):
Net proceeds from the sale of shares	66,365,990
Cost of shares redeemed	(362,219)
Net increase in net assets from Fund share transactions	66,003,771
Total increase in net assets	69,317,602
Net Assets:
Beginning of period	130,000
End of period (including undistributed net investment income of $377,453)	$69,447,602
*	Commencement of operations

10	Allianz RCM Global Water Fund Semi-Annual Report	5.31.08	See accompanying Notes to Financial Statements

Allianz RCM Global Water Fund  Financial Highlights

For a share of beneficial interest outstanding during the period March 31, 2008* through May 31, 2008 (unaudited)

Class A:

Net asset value, beginning of period	$10.00
Investment Operations:
Net investment income (1)	0.07
Net realized and unrealized gain on investments and foreign currency transactions	0.47
Total from investment operations	0.54
Net asset value, end of period	$10.54
Total return (2)	5.40%
Ratios/Supplemental Data:
Net assets, end of period (000s)	$32,394
Ratio of expenses to average net assets (3)(4)(5)	1.60%
Ratio of net investment income to average net assets (4)(5)	4.13%
Portfolio turnover	5%

Class C:

Net asset value, beginning of period	$10.00
Investment Operations:
Net investment income (1)	0.06
Net realized and unrealized gain on investments and foreign currency transactions	0.47
Total from investment operations	0.53
Net asset value, end of period	$10.53
Total return (2)	5.30%
Ratios/Supplemental Data:
Net assets, end of period (000s)	$26,219
Ratio of expenses to average net assets (3)(4)(5)	2.35%
Ratio of net investment income to average net assets (4)(5)	3.64%
Portfolio turnover	5%

*	Commencement of operations.
(1)	Calculated on average shares outstanding during the period.
(2)	Total return is calculated assuming a purchase of a share on the first day of the period and a sale of a share on the last day of the period reported. Dividends and distributions, if any, are assumed, for purposes of this calculation, to have been reinvested. Total return does not reflect brokerage commissions or sales charges. Total return for a period of less than one year is not annualized.
(3)	Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank. (See Note 1(i) in Notes to Financial Statements).
(4)	Annualized.
(5)	The Investment Manager waived a portion of its investment management fee and reimbursed organizational expenses. (See Note 3 in Notes to Financial Statements). The effect of such waiver and reimbursement relative to average daily net assets was 0.38% (annualized) and 0.49%, respectively.

See accompanying Notes to Financial Statements	5.31.08	Allianz RCM Global Water Fund Semi-Annual Report	11

Allianz RCM Global Water Fund  Financial Highlights

For a share of beneficial interest outstanding during the period March 31, 2008* through May 31, 2008 (unaudited) (continued)

Class D:

Net asset value, beginning of period	$10.00
Investment Operations:
Net investment income (1)	0.07
Net realized and unrealized gain on investments and foreign currency transactions	0.47
Total from investment operations	0.54
Net asset value, end of period	$10.54
Total return (2)	5.40%
Ratios/Supplemental Data:
Net assets, end of period (000s)	$11
Ratio of expenses to average net assets (3)(4)(5)	1.60%
Ratio of net investment income to average net assets (4)(5)	3.95%
Portfolio turnover	5%

Class P:

Net asset value, beginning of period	$10.00
Investment Operations:
Net investment income (1)	0.07
Net realized and unrealized gain on investments and foreign currency transactions	0.47
Total from investment operations	0.54
Net asset value, end of period	$10.54
Total return (2)	5.40%
Ratios/Supplemental Data:
Net assets, end of period (000s)	$10,824
Ratio of expenses to average net assets (3)(4)(5)	1.35%
Ratio of net investment income to average net assets (4)(5)	4.80%
Portfolio turnover	5%

*	Commencement of operations.
(1)	Calculated on average shares outstanding during the period.
(2)	Total return is calculated assuming a purchase of a share on the first day of the period and a sale of a share on the last day of the period reported. Dividends and distributions, if any, are assumed, for purposes of this calculation, to have been reinvested. Total return does not reflect brokerage commissions or sales charges. Total return for a period of less than one year is not annualized.
(3)	Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank. (See Note 1(i) in Notes to Financial Statements).
(4)	Annualized.
(5)	The Investment Manager waived a portion of its investment management fee and reimbursed organizational expenses. (See Note 3 in Notes to Financial Statements). The effect of such waiver and reimbursement relative to average daily net assets was 0.38% (annualized) and 0.49%, respectively.

12	Allianz RCM Global Water Fund Semi-Annual Report	5.31.08	See accompanying Notes to Financial Statements

Allianz RCM Global Water Fund  Notes to Financial Statements

May 31, 2008 (unaudited)

1.	Organization and Significant Accounting Policies

Allianz Funds Multi-Strategy Trust (the “Trust”) was organized on January 10, 2008, as an open-end investment management company organized as a Massachusetts business trust. The Trust currently consists of the Allianz RCM Global Water Fund (the “Fund”), the initial fund in the Trust. Prior to commencing operations on March 31, 2008, the Fund had no operations to date other than matters relating to its organization and registration as a non-diversified, open-end management investment company under the Investment Company Act of 1940, as amended, and sale and issuance to Allianz Global Investors of America, L.P. (“Allianz Global”) of 13,000 shares of beneficial interest (1,000 shares each of Class A, Class C and Class D shares and 10,000 shares of Class P shares) at an aggregate price of $130,000. These financial statements refer to the A, C, D and P share classes of the Fund. Allianz Global Investors Fund Management LLC (the “Investment Manager”) serves as the Fund’s investment manager and is an indirect wholly-owned subsidiary of Allianz Global and an indirect, majority-owned subsidiary of Allianz AG, a publicly traded German insurance and financial services company. Currently, the Fund may offer up to four classes of shares, Class A, Class C, Class D and Class P shares. The Fund has an unlimited amount of $0.00001 par value shares of beneficial interest authorized.

The Fund’s investment objective is to seek long-term capital appreciation. The Fund pursues its investment objective by investing in a global portfolio of common stocks and other equity securities that directly or indirectly have exposure to, or otherwise derive benefits from trends in water-related activities.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been asserted. However, the Fund expects the risk of any loss to be remote.

In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. Fund management has determined that its evaluation of the Interpretation has resulted in no material impact to the Fund’s financial statements at May 31, 2008.

In March 2008, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about a fund’s derivative and hedging activities. The Fund’s management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statement disclosures.

The following is a summary of significant accounting policies followed by the Fund:

(a) Valuation of Investments.  Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial

5.31.08	Allianz RCM Global Water Fund Semi-Annual Report	13

Allianz RCM Global Water Fund  Notes to Financial Statements

May 31, 2008 (unaudited) (continued)

instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security are fair valued, in good faith, pursuant to guidelines established by the Board of Trustees or persons acting at their direction pursuant to procedures approved by the Board of Trustees. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Fund shares are valued as of a particular time (the “Valuation Time”) on each day (“Business Day”) that the New York Stock Exchange (“NYSE”) is open for trading. The Valuation Time is ordinarily at the close of regular trading on the NYSE (normally 4:00 p.m., Eastern time) (the “NYSE Close”). In unusual circumstances the Board of Trustees may determine that the Valuation Time shall be as of 4:00 p.m., Eastern time, notwithstanding an earlier, unscheduled close or halt of trading on the NYSE.

The prices of certain portfolio securities or other financial instruments may be determined at a time prior to the close of regular trading on the NYSE. When fair valuing securities, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time the Fund’s net asset value (“NAV”) is calculated. With respect to certain foreign securities, the Fund may fair value securities using modeling tools provided by a third-party vendor. The Fund has retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by the Fund for foreign securities may differ from the value realized from the sale of those securities and the difference could be material to the financial statements. Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund.

(b) Fair Value Measurement.  The Fund has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. The three levels of the fair value hierarchy under FAS 157 are described below:

•	Level 1—quoted prices in active markets for identical investments

•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

14	Allianz RCM Global Water Fund Semi-Annual Report	5.31.08

Allianz RCM Global Water Fund  Notes to Financial Statements

May 31, 2008 (unaudited) (continued)

The valuation techniques used by the Fund to measure fair value during the period ended May 31, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs. The Fund utilized the following fair value techniques: multi-dimensional relational pricing model and estimated the price that would have prevailed in a liquid market for an international equity given information available at the time of evaluation. At May 31, 2008, the Fund did not hold securities deemed as a Level 3.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used at May 31, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1—Quoted Prices	$27,557,284
Level 2—Other Significant Observable Inputs	44,443,889
Level 3—Significant Unobservable Inputs	—
Total	$72,001,173

(c) Investment Transactions and Investment Income.  Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund, using reasonable diligence, becomes aware of such dividends. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on an accrual basis.

(d) Federal Income Taxes.  The Fund intends to distribute all of its taxable income and to comply with the requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required.

(e) Dividends and Distributions to Shareholders.  The Fund will declare dividends and distributions from net investment income and net realized capital gains, if any. The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These ‘‘book-tax’’ differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes; they are reported as dividends and/or distributions of paid-in capital in excess of par.

(f) Multi-class Operations.  Each class offered by the Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income, non-class specific expenses, and realized and unrealized capital gains and losses are allocated daily to each class of shares based on the relative net assets of each class.

(g) Foreign Currency Translation.  The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investments and other assets and liabilities

5.31.08	Allianz RCM Global Water Fund Semi-Annual Report	15

Allianz RCM Global Water Fund  Notes to Financial Statements

May 31, 2008 (unaudited) (continued)

denominated in foreign currency are translated at the prevailing exchange rate on the valuation date; (2) purchases and sales of investments, income and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. The resulting net foreign currency gain or loss is included in the Statement of Operations.

The Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of securities. Accordingly, such foreign currency gain (loss) is included in net realized and change in unrealized gain (loss) on investments.

(h) Repurchase Agreements.  The Fund enters into transactions with its custodian bank or securities brokerage firms whereby it purchases securities under agreements to resell at an agreed upon price and date (“repurchase agreements”). Such agreements are carried at the contract amount in the financial statements. Collateral pledged (the securities received), which consists primarily of U.S. government obligations and asset-backed securities, are held by the custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreements and the procedures adopted by the Fund require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

(i) Custody Credits on Cash Balances.  The Fund benefits from an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian and accounting agent expenses. Had these cash balances been invested in income producing securities, they would have generated income for the Fund.

(j) Concentration of Risk.  The Fund may have elements of risk, not typically associated with investments in the U.S., due to concentrated investments in specific industries or investments in foreign issuers located in a specific country or region. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions in such country or region and the possible imposition of adverse governmental laws of currency exchange restrictions affecting such country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies.

2.	Investment Manager, Sub-Adviser, Distributor

The Fund has entered into an Investment Management Agreement (the “Agreement”) with the Investment Manager. Subject to the supervision of the Board of Trustees, the Investment Manager is responsible for managing, either directly or through others selected by it, the Fund’s investment activities, business affairs and other administrative matters. Pursuant to the Agreement, the Investment Manager receives an annual fee, payable monthly at an annual rate of 0.95% of the Fund’s average daily net assets.

The Investment Manager has retained its affiliate, RCM Capital Management LLC (“RCM”) to manage the Fund’s investments. RCM in turn, has retained its affiliate, Allianz Global Investors Advisory GmbH (“AIGA” and, collectively with RCM, the “Sub-Adviser”) to conduct the day-to-day portfolio management of the Fund. Pursuant to RCM’s sub-advisory agreement with the Fund, the Investment Manager (and not the Fund) will pay RCM an annual fee, payable monthly and under AGIA’s portfolio management agreement with RCM, RCM (and not the Fund or the Investment Manager), in turn, will pay AIGA an annual fee, payable monthly for its services.

16	Allianz RCM Global Water Fund Semi-Annual Report	5.31.08

Allianz RCM Global Water Fund  Notes to Financial Statements

May 31, 2008 (unaudited) (continued)

The Fund’s Distributor is Allianz Global Investors Distributors LLC (the “Distributor”), an affiliate of the Manager and the Sub-Adviser. Pursuant to separate Distribution Servicing Plans for Class A, C and D, the Distributor receives (i) servicing fees of 0.25% of the average daily net assets of each class A, C and D in connection with the personal services rendered to each classes’ shareholders.

Pursuant to separate Distribution and Servicing Plans for Class A, Class C and Class D shares, the Distributor receives (i) in connection with the distribution of Class C shares of the Fund, certain distribution fees from the Fund, and (ii) in connection with personal services rendered to Class A, Class C and Class D shareholders of the Fund and the maintenance of shareholder accounts, certain servicing fees from the Fund.

Pursuant to the Distribution and Servicing Plans adopted by the A, C and D Classes of the Fund, the Fund compensates the Distributor for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, C and D Classes. The Fund paid the Distributor distribution and servicing fees at an effective rate as set forth below (calculated as a percentage the Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee (%)	Servicing Fee (%)
Class A	None	0.25
Class C	0.75	0.25
Class D	None	0.25

The Distributor also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and C shares. For the period ended May 31, 2008, the Distributor received $152,369 representing commissions (sales charges) and contingent deferred sales charges.

3.	Expense Limitation

The Trust and the Investment Manager have entered into an Expense Limitation Agreement whereby the Investment Manager has agreed to waive its fee and/or reimburse the Fund to the extent that total annual fund operating expenses, including payment of organizational expenses but excluding interest, taxes, extraordinary expenses, certain credits and other expenses, exceed 1.60%, 2.35%, 1.60% and 1.35%, for Class A, C, D and P, respectively, during the Fund’s initial fiscal year ending November 30, 2008, (but not any subsequent years). Under the Expense Limitation Agreement, the Investment Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including recoupment, do not exceed the annual expense limit.

4.	Redemption Fees

Investors in Class A, Class C, Class D and Class P shares of the Fund will be subject to a “Redemption Fee” on redemptions and exchanges of 2.00% of the net asset value of the shares redeemed or exchanged (based on the total redemption proceeds after any applicable contingent deferred sales charges). Redemption Fees will only be charged on shares redeemed or exchanged within 30 days after their acquisition, including shares acquired through exchanges.

In cases where redeeming shareholders hold shares acquired on different dates, the first-in/first-out (“FIFO”) method will be used to determine which shares are being redeemed, and therefore whether a

5.31.08	Allianz RCM Global Water Fund Semi-Annual Report	17

Allianz RCM Global Water Fund  Notes to Financial Statements

May 31, 2008 (unaudited) (continued)

Redemption Fee is payable. Redemption Fees are deducted from the amount to be received in connection with a redemption or exchange and are paid to the Fund for the purpose of offsetting any costs associated with short-term trading, thereby insulating longer-term shareholders from such costs.

A new 30 day time period begins with the day following each acquisition of shares through a purchase or exchange. For example, a series of transactions in which shares of Fund A are exchanged for shares of Fund B 20 days after the purchase of the Fund A shares, followed in 20 days by an exchange of the Fund B shares for shares of Fund C, will be subject to two redemption fees (one on each exchange). With respect to a Share class Conversion (as defined below), a shareholder’s holding period for the class of shares purchased will include the holding period of the other class of shares redeemed.

Redemption Fees are not paid separately, but are deducted automatically from the amount to be received in connection with a redemption or exchange. Redemption Fees are paid to and retained by the Fund to defray certain costs described below and are not paid to or retained by the Manager, the Fund’s Sub-Adviser, or the Distributor. Redemption Fees are not sales loads or contingent deferred sales charges.

Redemptions and exchanges of shares acquired through the reinvestment of dividends and distributions are not subject to Redemption Fees. In cases where redemptions are processed through financial intermediaries, there may be a delay between the time the shareholder redeems his or her shares and the payment of the Redemption Fee to the Fund, depending upon such financial intermediaries’ trade processing procedures and systems.

The purpose of the Redemption Fees is to deter excessive, short-term trading and other abusive trading practices and to help offset the costs associated with the sale of portfolio securities to satisfy redemption and exchange requests made by “market timers” and other short-term shareholders, thereby insulating longer-term shareholders from such costs. There is no assurance that the use of Redemption Fees will be successful in this regard.

5.	Investments in Securities

For the period March 31, 2008 (commencement of operations) to May 31, 2008, purchases and sales of investments, other than short-term securities and U.S. government obligations, were $63,787,642 and $2,210,662, respectively.

6.	Income Tax Information

At May 31, 2008, the aggregate cost and the net unrealized appreciation of investments, which were substantially the same for both financial reporting and federal income tax purposes were as follows:

Federal Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation

$69,121,546	$3,506,931	$627,304	$2,879,627

18	Allianz RCM Global Water Fund Semi-Annual Report	5.31.08

Allianz RCM Global Water Fund  Notes to Financial Statements

May 31, 2008 (unaudited) (continued)

7.	Shares of Beneficial Interest

The Fund may issue an unlimited number of shares of beneficial interest with a $0.00001 par value per share divided into four classes, designated Class A, Class C, Class D and Class P. Changes in shares of beneficial interest were as follows:

	Period 3/31/08* through 5/31/2008
	Shares	Amount
Shares sold
Class A	3,088,927	$30,958,028
Class C	2,497,439	25,064,864
Class D	—	—
Class P	1,028,405	10,343,098
Cost of shares redeemed
Class A	(16,482)	(163,332)
Class C	(7,914)	(79,449)
Class D	—	—
Class P	(11,880)	(119,438)
Net increase resulting from Fund share transactions	6,578,495	$66,003,771
*	Commencement of operations.

8.	Legal Proceedings

In September 2004, the Investment Manager, PEA Capital LLC (“PEA”) and the Distributor settled a regulatory action with the SEC that alleged violations of various antifraud provisions of the federal securities laws in connection with an alleged market timing arrangement involving trading of shares of certain open-end funds not in the Trust and advised by the Investment Manager. PEA, the Distributor and Allianz Global reached a settlement relating to the same subject matter with the Attorney General of the State of New Jersey in June 2004. Allianz Global, the Investment Manager, PEA and the Distributor paid a total of $68 million to the SEC and New Jersey to settle the claims related to market timing. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing, and consented to cease and desist orders and censures. The settling parties did not admit or deny the findings in these settlements. None of these settlements alleged that any inappropriate activity took place with respect to the Fund. Subsequent to these events, PEA deregistered as an investment adviser and dissolved.

Since February 2004, the Investment Manager, the Distributor and certain of their affiliates and employees, certain affiliated investment companies, and certain current and former trustees of the above-referenced Allianz funds have been named as defendants in eleven lawsuits filed in various jurisdictions, which have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits generally relate to the same allegations that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts, restitution and waiver of or return of certain sales charges paid by fund shareholders.

It is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Fund. However, the Investment Manager, the Sub-Adviser and the Distributor believe that these matters are not likely to have a material adverse effect on the Fund or on the Investment Manager’s, the Sub-Adviser’s or the Distributor’s ability to perform their respective investment management or distribution services relating to the Fund.

9.	Subsequent Event

On July 15, 2008, the Fund commenced offering an unlimited amount of $0.00001 par value shares of beneficial interest of Institutional Class shares.

5.31.08	Allianz RCM Global Water Fund Semi-Annual Report	19

Allianz RCM Global Water Fund

Matters Relating to the Trustees Consideration of the Investment Management and Portfolio Management Agreements (unaudited)

The Investment Company Act of 1940 requires that both the full Board of Trustees (the “Trustees”) and a majority of the non-interested (“Independent”) Trustees, voting separately, approve the Fund’s Management Agreement (the “Advisory Agreement”) with Allianz Global Investors Fund Management LLC (the “Investment Manager”); the Sub-Advisory Agreement (the “RCM Agreement”) between the Investment Manager and RCM Capital Management LLC (“RCM”) with respect to the Fund; and the Portfolio Management Agreement between Allianz Global Investors Advisory GmbH (“AGIA” and, together with RCM, the “Sub-Advisers”) and RCM (the “AGIA Agreement” and, together with the RCM Agreement, the “Sub-Advisory Agreements,” and, together with the Advisory Agreement, the “Agreements”) with respect to the Fund. The Trustees met on March 12, 2008 (the “contract review meeting”) for the specific purpose of considering whether to approve the Advisory Agreement and the Sub-Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Fund management during the contract review meeting.

Based on their evaluation of factors that they deemed to be material, including those factors described below, the Board of Trustees, including a majority of the Independent Trustees, concluded that the Fund’s Advisory Agreement and the Sub-Advisory Agreements should be approved for an initial two-year period commencing March 28, 2008.

In connection with their deliberations regarding the approval of the Agreements, the Trustees, including the Independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. As described below, the Trustees considered the nature, quality, and extent of the various investment management, administrative and other services to be performed by the Investment Manager and the Sub-Advisers under the Agreements.

In connection with their contract review meeting, the Trustees received and relied upon materials provided by the Investment Manager which included, among other items: (i) information provided by Lipper Analytical Services Inc. (“Lipper Inc.”) on the investment performance of a group of funds with investment classifications and/or objectives comparable to those of the Fund identified by Lipper Inc., (ii) information on the Fund’s management fees and other anticipated expenses and information provided by Lipper Inc. on the management fees and other expenses of comparable funds identified by Lipper Inc., (iii) information regarding the investment performance and management fees of comparable portfolios of other clients of the Sub-Advisers, including institutional separate accounts and other clients, (iv) an estimate of the profitability to the Investment Manager and its affiliates from their relationship with the Fund, (v) descriptions of various functions to be performed by the Investment Manager and the Sub-Advisers for the Fund, such as portfolio management, compliance monitoring and portfolio trading practices, and (vi) information regarding the overall organization of the Investment Manager and the Sub-Advisers, including information regarding senior management, portfolio managers and other personnel proposed to provide investment management, administrative and other services to the Fund.

The Trustees’ conclusions as to the approval of the Agreements were based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.

20	Allianz RCM Global Water Fund Semi-Annual Report	5.31.08

Allianz RCM Global Water Fund

Matters Relating to the Trustees Consideration of the Investment Management and Portfolio Management Agreements (unaudited) (continued)

As part of their review, the Trustees examined the ability of the Investment Manager and the Sub-Advisers to provide high quality investment management and other services to the Fund. The Trustees considered the investment philosophy and research and decision-making processes of the Sub-Advisers; the experience of key advisory personnel of the Sub-Advisers responsible for portfolio management of the Fund; the ability of the Investment Manager and the Sub-Advisers to attract and retain capable personnel; the capability and integrity of the senior management and staff of the Investment Manager and the Sub-Advisers; and the level of skill required to manage the Fund. In addition, the Trustees reviewed the quality of the Investment Manager’s and the Sub-Advisers’ services with respect to regulatory compliance and ability to comply with the investment and compliance policies and procedures of the Fund; the nature and quality of certain administrative services the Investment Manager would be responsible for providing to the Fund; and conditions that might affect the ability of the Investment Manager or the Sub-Advisers to provide high-quality services to the Fund in the future under the Agreements, including each organization’s respective business reputation, financial condition and operational stability. Based on the foregoing, the Trustees concluded that the Sub-Advisers’ investment process, research capabilities and philosophy were well-suited to the Fund given its investment objectives and policies, and that the Investment Manager and the Sub-Advisers would be able to meet any reasonably foreseeable obligations under the Agreements.

In assessing the reasonableness of the Fund’s fees under the Agreements, the Trustees considered, among other information, the Fund’s management fee and the expected total expense ratio as a percentage of average daily net assets, and the total expense ratios of comparable funds identified by Lipper Inc.

The Trustees specifically took note of how the Fund was expected to compare to its Lipper Inc. peers with respect to expenses. The Trustees noted that while the Fund was not to be charged a separate administration fee, it was not clear whether the peer funds in the Lipper Inc. categories were charged such a fee by their investment managers. Therefore, the Trustees, at the recommendation of the Investment Manager, also considered the total expense ratio of the Fund compared to the total expenses of the peer funds, recognizing that the fees for management and administrative services and other non-management fees would be subsumed within the total expense ratio.

Because the Fund is new, it did not have investment performance to compare to its peer group’s returns. The Trustees noted that the Fund’s expected expense ratio was greater than the median for its peer group.

The Trustees also considered the management fees charged by the Investment Manager and Sub-Advisers to other clients, including traditional domestic funds relative to international funds and sector funds. Regarding traditional domestic funds, the Trustees noted that the sub-advisory fees to be paid by the Fund were generally higher than the fees paid by other open-end funds managed by RCM, but also noted that the Investment Manager and not the Fund would pay these fees to RCM, which in turn would pay AGIA, so that the overall management fee paid by the Fund to the Investment Manager would not be impacted. The Trustees also noted that the management fee to be paid by the Fund was generally in line with the fees paid by other open-end funds managed by the Investment Manager.

The Trustees also considered the estimate of the profitability of the Investment Manager and its affiliates from their investment management relationship with the Fund and determined that such profitability would not be excessive.

5.31.08	Allianz RCM Global Water Fund Semi-Annual Report	21

Allianz RCM Global Water Fund

Matters Relating to the Trustees Consideration of the Investment Management and Portfolio Management Agreements (unaudited) (continued)

The Trustees also took into account that, as an open-end investment company, the Fund intends to raise additional assets, so as the assets of the Fund grow over time, the Fund could gain potential economies of scale.

Additionally, the Trustees considered so-called “fall-out benefits” to the Investment Manager, the Sub-Advisers and their affiliates, such as reputational value derived from serving as Investment Manager and Sub-Advisers to the Fund.

After reviewing these and other factors described herein, the Trustees approved the Agreements.

22	Allianz RCM Global Water Fund Semi-Annual Report	5.31.08

Trustees and Principal Officers

Hans W. Kertess

Trustee, Chairman of the Board of Trustees

Paul Belica

Trustee

Robert E. Connor

Trustee

John J. Dalessandro II

Trustee

John C. Maney

Trustee

William B. Ogden, IV

Trustee

R. Peter Sullivan III

Trustee

Diana L. Taylor

Trustee

E. Blake Moore, Jr.

President & Chief Executive Officer

Andrew J. Meyers

Vice President

Brian S. Shlissel

Treasurer, Principal Financial & Accounting Officer

Lawrence G. Altadonna

Assistant Treasurer

Thomas J. Fuccillo

Vice President, Secretary & Chief Legal Officer

Scott Whisten

Assistant Treasurer

Richard J. Cochran

Assistant Treasurer

Youse E. Guia

Chief Compliance Officer

William V. Healey

Assistant Secretary

Richard H. Kirk

Assistant Secretary

Kathleen A. Chapman

Assistant Secretary

Lagan Srivastava

Assistant Secretary

Investment Manager

Allianz Global Investors Fund Management LLC

1345 Avenue of the Americas

New York, NY 10105

Sub-Advisers

RCM Capital Management LLC

4 Embarcadero Center,

San Francisco, CA 94111

Allianz Global Investors Advisory GmbH

Mainzer Landstrasse 11-13

Frankfurt-am-Main, Germany

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105

Custodian & Accounting Agent

State Street Bank & Trust Co.

801 Pennsylvania

Kansas City, MO 64105

Shareholder Servicing and Transfer Agents

PNC Global Investment Servicing

P.O. Box 9688

Providence, RI 02940

Boston Financial Data Services, Inc.

330 West 9th Street

Kansas City, MO 64105

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

300 Madison Avenue

New York, NY 10017

Legal Counsel

Ropes & Gray LLP

One International Place

Boston, MA 02110

This report, including the financial information herein, is transmitted to the shareholders of the Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

The financial information included herein is taken from the records of the Fund without examination by an independent registered public accounting firm, who did not express an opinion hereon.

Receive this report electronically and eliminate paper mailings. To enroll, go to www.allianzinvestors.com/edelivery.

AZ695SA_22108

ITEM 2. CODE OF ETHICS

Not required in this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not required in this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANT

Not required for open-end registered investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required for open-end registered investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required for open-end registered investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED COMPANIES

Not required for open-end registered investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The Registrant’s Board of Trustees adopted a Nominating Committee Charter governing the affairs of the Nominating Committee of the Board, which is posted on the Allianz Investors website at www.allianzinvestors.com. Appendix B to the Nominating Committee charter includes “Procedures for Shareholders to Submit Nominee Candidates,” which sets forth the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees. Among other requirements, the procedures provide that the recommending shareholder must submit any recommendation in writing to the Registrant to the attention of the Registrant’s Secretary, at the address of the principal executive offices of the Registrant and that there have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES

(a) The registrant’s President and Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrants control over financial reporting.

ITEM 12. EXHIBITS

(a)	Exhibit 99.Cert.—Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

(b)	Exhibit 99.906 Cert.—Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allianz Funds Multi-Strategy Trust — Allianz RCM Global Water Fund

By:	/s/ E. Blake Moore, Jr.
E. Blake Moore, Jr. President & Chief Executive Officer

Date: August 7, 2008

By:	/s/ Brian S. Shlissel
Brian S. Shlissel Treasurer, Principal Financial & Accounting Officer

Date: August 7, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ E. Blake Moore, Jr.
E. Blake Moore, Jr. President & Chief Executive Officer

Date: August 7, 2008

By:	/s/ Brian S. Shlissel
Brian S. Shlissel Treasurer, Principal Financial & Accounting Officer

Date: August 7, 2008